Management of Capital (Details) - USD ($) $ in Thousands	Feb. 13, 2023	Dec. 31, 2022
New convertible notes | Convertible note agreement
Convertible note payable
Minimum liquidity balance requirement	$ 2,000
Existing convertible note
Convertible note payable
Minimum liquidity balance requirement		$ 7,500